SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL
Number of common shares	94,540	93,540	90,515
Number of common shares, value	$ 173,876	$ 173,816	$ 171,671